LEASES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 12,815
2023	11,656
2024	1,150
Total minimum lease payments	25,621
Less: imputed interest	(1,465)
Present value of minimum lease payments	24,156
Less: current portion of lease obligation	11,781	$ 71,256
Long-term lease obligation	$ 12,375	$ 27,274